Current and Non-current Employee Entitlements (Tables)	12 Months Ended
Jun. 30, 2024
Current And Non-current Employee Entitlements
Schedule of Current and Non-current Employee Entitlements
Current Employee Entitlement	454,342	357,227

Non-current Employee Entitlements	55,622	18,892